CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 152,692	$ 339,881
Marketable securities	59,394	32,895
Trade accounts receivables, net	23,706	15,806
Inventories	42,676	17,626
Other current assets	14,817	12,135
TOTAL CURRENT ASSETS	293,285	418,343
LONG-TERM ASSETS
Marketable securities	260,982
Property and equipment, net	11,031	8,787
Severance pay fund	9,863	7,969
Other assets	2,453	1,307
TOTAL LONG-TERM ASSETS	284,329	18,063
TOTAL ASSETS	577,614	436,406
CURRENT LIABILITIES
Accounts payable and accrued expenses	24,593	17,870
Employee related accrued expenses	5,341	3,961
Deferred revenues	6,635	570
Other current liabilities	6,687	5,169
TOTAL CURRENT LIABILITIES	43,256	27,570
LONG-TERM LIABILITIES
Accrued severance pay	12,020	9,350
Long-term tax liabilities	6,864	4,812
TOTAL LONG-TERM LIABILITIES	$ 18,884	$ 14,162
COMMITMENTS AND CONTINGENT LIABILITIES (Note 7)
TOTAL LIABILITIES	$ 62,140	$ 41,732
SHAREHOLDERS' EQUITY
Ordinary Shares, EUR 0.01 par value: 1,012,565,725 shares authorized at December 31, 2015 and 2014; 218,847,430 and 214,554,061 shares issued and outstanding at December 31, 2015 and 2014 respectively	2,558	2,511
Additional paid-in capital	577,212	523,315
Accumulated other comprehensive loss	(1,775)	(181)
Accumulated deficit	(62,521)	(130,971)
TOTAL SHAREHOLDERS' EQUITY	515,474	394,674
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 577,614	$ 436,406